Summary of Significant Accounting Policies - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) R$ / $	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 BRL (R$) R$ / $
Disclosure Of Summary Of Significant Accounting Policies [line items]
Foreign exchange rate | R$ / $	3.8748				3.8748
Increase in inventories	$ (21,687)	R$ (84,034)	R$ 108,386	R$ 79,904
Increase in other liabilities	(2,135)	(8,273)	(8,683)	(12,954)
Accumulated losses	(304,135)		(847,125)		R$ (1,178,464)
Revenues	466,621	1,808,064	1,835,212	1,685,151
Operating lease expenses	7,253	28,105	27,463	26,813
Argentina [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Revenues	32,544	R$ 126,101	141,745	R$ 130,746
Hyperinflation adjustment due to adoption of IAS 29 [member] | Argentina [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Accumulated losses	$ 2,367		R$ 2,302		9,172
Hyperinflation adjustment due to adoption of IAS 29 [member] | National Wholesale Price Index [member] | Argentina [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Cumulative inflation period	3 years	3 years
Hyperinflation adjustment due to adoption of IAS 29 [member] | National Wholesale Price Index [member] | Argentina [member] | Top of range [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Cumulative inflation percentage	100.00%	100.00%
Estimated adjustments due to adoption of IFRS 15 [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Increase in inventories		R$ 1,592
Increase in other liabilities		2,745
Accumulated losses					R$ 1,153
Revenues	$ 273	R$ (1,058)